CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss £ in Millions	Dec. 31, 2018 GBP (£)
Upside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
ECL allowance	£ 2,775
Downside [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss [Line Items]
ECL allowance	£ 3,573